Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
A summary of stock option activity for awards under the 2020 Plan is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Lives (years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	1,065,984	$1.88	6.8	$12,585
Granted	817,954	$6.24	—
Outstanding as of December 31, 2023	1,883,938	$3.76	7.4	$18,691
Exercisable as of December 31, 2023	1,468,367	$3.12	6.9	$15,536
Vested and expected to vest	1,919,362	$3.76	7.4	$19,054

Schedule of Share-Based Compensation Expense
Share-based compensation expense was as follows (in thousands):

	Year Ended December 31,
	2022	2023
Selling, general and administrative	$568	$900
Research and development	153	443
Total	$721	$1,343
Share-based compensation expense was as follows (in thousands):

	Six Months Ended June 30,
	2024	2023
Selling, general and administrative	$1,988	$235
Research and development	$556	96
Total	$2,544	$331

Schedule of Valuation Assumptions
The assumptions used in the Black-Scholes option pricing model for stock options granted were as follows:

	December 31
	2022	2023
Expected term	6.0 years	6.0 years
Expected volatility	92.8% - 96.6%	92.0% - 92.7%
Risk free interest rate	1.9% - 4.2%	3.9% - 4.6%
Expected dividend yield	0.0%	0.0%